Principal activities and organization	12 Months Ended
Dec. 31, 2019
Principal activities and organization
Principal activities and organization

1.    Principal activities and organization

Bitauto Holdings Limited (the “Company”) is a limited liability company incorporated and domiciled in the Cayman Islands. The registered office is located at Scotia Centre, George Town, Grand Cayman, Cayman Islands.

The Company does not conduct any substantial operations of its own, but conducts most of its business through its operating subsidiaries, variable interest entities (“VIEs”) and subsidiaries of VIEs established in the People’s Republic of China (the “PRC”). The Company owns the equity interest of its operating subsidiaries, VIEs and subsidiaries of VIEs through its subsidiaries established in Cayman Islands and Hong Kong. The Company, its subsidiaries, VIEs and subsidiaries of VIEs are collectively referred to as the “Group”.

The Group is principally engaged in the provision of internet content and marketing services, and transaction services in the automobile industry, including advertising and subscription services, transaction services and digital marketing solutions services in the PRC.

On November 16, 2017, Yixin Group Limited (“Yixin”), the Group’s subsidiary engaging in automobile transaction services, completed its initial public offering (“IPO”) on the Main Board of The Stock Exchange of Hong Kong Limited. The Group continues to take control of Yixin and consolidate Yixin as its controlling shareholder through the voting proxy agreement that the Group entered into with certain other shareholders and recognizes noncontrolling interests reflecting the shares held by the shareholders other than the Group in the consolidated financial statements. As of December 31, 2019, the Group held 44.5% (2018: 44.8%) equity interest of Yixin.

As of December 31, 2019, the Company’s principal subsidiaries, VIEs and subsidiaries of VIEs are as follows:

			% of direct
	Date of		or indirect
	incorporation or	Place of	economic
Name	acquisition	operations	interest
Bitauto Hong Kong Limited	April 27, 2010	Hong Kong	100
Beijing Bitauto Internet Information Company Limited	January 20, 2006	PRC	100
Dalian Rongxin Financing Guarantees Company Limited	June 6, 2016	PRC	100
Yixin Group Limited	November 19, 2014	Cayman Islands	44.5
Yixin Holding Hong Kong Limited	November 27, 2014	Hong Kong	44.5
Xinche Investment (Shanghai) Company Limited	January 16, 2015	PRC	44.5
Shanghai Yixin Financing Lease Company Limited	August 12, 2014	PRC	44.5
Tianjin Hengtong Jiahe Financing Lease Company Limited	May 18, 2015	PRC	44.5
Xinjiang Wanxing Information Technology Company Limited	January 24, 2018	PRC	44.5
Beijing Bitauto Information Technology Company Limited	November 30, 2005	PRC	100
Beijing Easy Auto Media Company Limited	March 7, 2008	PRC	100
Beijing Bitauto Interactive Advertising Company Limited	December 12, 2007	PRC	100
Beijing Xinbao Information Technology Company Limited	February 2, 2008	PRC	100
Tianjin Boyou Information Technology Company Limited	May 16, 2014	PRC	100
Beijing Bit EP Information Technology Company Limited (“Bit EP”)	June 3, 2011	PRC	100
Tianjin Bida Information Technology Company Limited	January 17,2017	PRC	100
Eminent Success Holdings Group Limited	June 26, 2018	British Virgin Islands	44.5
Rising Champion International Limited	July 10, 2018	Hong Kong	44.5
Tanjin Kars Information Technology Company Limited	June 19, 2018	PRC	44.5
Beijing Yixin Information Technology Company Limited	January 9, 2015	PRC	44.5
Beijing Creative & Interactive Digital Technology Company Limited (“CIG”, formerly known as Beijing C&I Advertising Company Limited)	December 30, 2002	PRC	57.1
Beijing Xinchuang Interactive Advertising Company Limited	January 19, 2017	PRC	57.1
Beijing Chehui Technology Company Limited	February 10, 2006	PRC	57.1

1.    Principal activities and organization (continued)

Variable interest entities

To comply with the PRC laws and regulations that restrict foreign ownership of companies involved in provision of internet content and other restricted businesses, the Group operates its websites and engages in such restricted businesses in the PRC through certain PRC domestic companies, whose equity interest are held by certain management members of the Company and certain PRC entities (“nominee shareholders”). The Company obtained control over these PRC domestic companies by entering into a series of contractual agreements with these PRC domestic companies and their respective nominee shareholders. These contractual agreements include loan agreements, irrevocable power of attorney, share pledge agreements, exclusive business cooperation agreements and exclusive option agreements. Through these contractual agreements, the Company is entitled to receive a majority of residual returns and is obligated to absorb a majority of the risk of losses of these PRC domestic companies. Based on these contractual agreements, management concluded that these PRC domestic companies are VIEs of the Company, of which the Company is the primary beneficiary. As such, the Group consolidated financial results of VIEs and subsidiaries of VIEs in the Group’s consolidated financial statements.

The summary of these contractual agreements are further described as below.

Loan Agreements

Pursuant to the relevant loan agreements, the relevant PRC subsidiaries provided interest-free loans to the respective nominee shareholders of the VIEs. The purpose of the loans is to provide capital and/or registered capital to VIEs in order to develop their businesses. The loan agreements have indefinite terms or certain terms that could be extended upon mutual written consent of the parties.

Irrevocable Power of Attorney

Each nominee shareholder of the VIEs executed an irrevocable power of attorney, appointing the relevant PRC subsidiaries or a person designated by such PRC subsidiaries as his or her attorney-in-fact to attend shareholders’ meetings of the respective VIEs, exercise all the shareholder’s voting rights, including but not limited to the sale, transfer, pledge or disposition of the shareholder’s equity interest in the VIEs, and designate or appoint legal representatives, directors and officers of the relevant VIEs. Each power of attorney remains valid and irrevocable from the date of execution so long as the person remains as the nominee shareholder of the respective VIEs.

Share Pledge Agreements

Pursuant to the share pledge agreements, the nominee shareholders of the VIEs have pledged all of their equity interest in the relevant VIEs to the relevant PRC subsidiaries as collateral for all of the VIEs’ and nominee shareholders’ payments due to the relevant PRC subsidiaries and to secure their obligations under applicable contractual agreements. Each pledge of shares or equity interest is effective on the date when it is registered with the local administration for industry and commerce and remains effective until all payments due under the relevant exclusive business cooperation agreement or all the obligations under the relevant contractual agreements have been fulfilled by the relevant VIEs. During the term of a pledge, the relevant PRC subsidiaries, the pledgees, may dispose of the pledge if the VIE defaults under the exclusive business cooperation agreement. Each of the relevant PRC subsidiaries also has the right to collect dividends generated by the shares or equity interest pursuant to these pledge agreements. In addition, each nominee shareholder of the relevant VIEs agrees not to transfer or create any new encumbrance adverse to the relevant PRC subsidiaries on the shareholder’s equity interest in such VIEs without prior written consent of the relevant PRC subsidiaries.

1.    Principal activities and organization (continued)

Exclusive Business Cooperation Agreement

The relevant PRC subsidiaries and relevant VIEs entered into exclusive business cooperation agreements under which the relevant PRC subsidiaries provide the relevant VIEs, on an exclusive basis, with technical, consulting and other services in relation to the respective VIEs’ business. The VIEs shall pay service fees to the relevant PRC subsidiaries determined based on several metrics including the type, value and market price of the services provided by the relevant PRC subsidiaries and the operating conditions of the relevant VIEs. During the terms of the agreements, the relevant VIEs have agreed not to accept any consultation and/or services provided by any third party without the relevant PRC subsidiaries’ prior written consent. The agreements have certain terms that could be extended upon the relevant PRC subsidiaries’ prior written consent, or remain effective unless the relevant PRC subsidiaries terminate them in writing or either the relevant PRC subsidiaries or the relevant VIEs fail to obtain the government’s approval for the renewal of the relevant business license.

Exclusive Option Agreements

Pursuant to these exclusive option agreements, each of the nominee shareholders of the VIEs irrevocably granted the relevant PRC subsidiaries an exclusive right to purchase, or designate one or more persons to purchase, the equity interest in the relevant VIEs then held by such nominee shareholder of the respective VIEs. The relevant PRC subsidiaries or their designees may purchase such equity interest at any time, once or at multiple times, in part or in whole at their own sole and absolute discretion to the extent permitted by the PRC laws. The agreements have certain terms that could be extended at the relevant PRC subsidiaries’ discretion, or remain effective until all the equity interest held by the nominee shareholders of the VIEs have been transferred or assigned to the relevant PRC subsidiaries or any other persons designated by them.

Risks in relations to the VIE structure

Based on the advice of the Company’s PRC legal counsel, the ownership structure and contractual agreement of the VIEs and subsidiaries in the PRC do not violate any existing PRC laws and regulations. Therefore, in the opinion of management, (i) the ownership structure of the Company and the VIEs do not violate any existing PRC laws and regulations;(ii) the contractual agreement with VIEs and their nominee shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect;(iii) the Group’s business operation are in compliance with existing PRC laws and regulations in all material respects.

However, there are uncertainties regarding the interpretation and application of current and future PRC laws and regulations, and the PRC government may in the future take a view that is contrary to the above opinion. If the current ownership structure of the Company and its contractual arrangements with the VIEs and their nominee shareholders were found to be in violation of any existing or future PRC laws or regulations, the Group may be subject to penalties, which may include but not to be limited to, revocation of the Group’s business and operating licenses, being required to discontinue or restrict the Group’s operations, or being required to restructure the Group’s ownership structure or operations. These penalties may result in a material and adverse effect on the Group’s ability to conduct its operations. In such cases, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs.

1.    Principal activities and organization (continued)

The following financial information of the VIEs and subsidiaries of VIEs in the PRC was included in the Group’s consolidated financial statements with intercompany transactions eliminated:

	As of December 31,
	2018	2019
	RMB	RMB

Total assets	8,125,756	8,023,337
Total liabilities	4,427,121	4,762,927

	For the year ended December 31
	2017	2018	2019
	RMB	RMB	RMB

Revenue	4,419,967	4,111,341	3,835,776
Net (loss)/income	(111,574)	49,738	(517,004)

	For the year ended December 31
	2017	2018	2019
	RMB	RMB	RMB

Net cash provided by/(used in) operating activities	660,690	(334,465)	(93,568)
Net cash provided by/(used in) investing activities	57,568	(172,280)	(35,035)
Net cash (used in)/provided by financing activities	(426,603)	338,000	224,805

As of December 31, 2018 and 2019, total assets of the Group’s VIEs and subsidiaries of VIEs mainly consisted of cash and cash equivalents, accounts receivable, net, prepayments and other receivables, investment in equity investees, property, plant and equipment, net, and intangible assets, net. As of December 31, 2018 and 2019, total liabilities of the VIEs and subsidiaries of VIEs  mainly consisted of accounts payable, other payables and accruals and short term borrowings. These balances have been reflected in the Group’s consolidated financial statements with intercompany transactions eliminated.

In accordance with contractual agreements, the Company has the power to direct activities of the VIEs and subsidiaries of VIEs and can have assets transferred out of the VIEs and subsidiaries of VIEs. Therefore, the Company considers that there is no asset in any of the consolidated VIEs and subsidiaries of VIEs that can be used only to settle obligations of these entities, except for registered capital and PRC statutory reserves amounting to RMB714.5 million as of December 31, 2019 (2018: RMB641.3 million). Creditors of the VIEs and subsidiaries of VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs and subsidiaries of VIEs.

Currently, there are no contractual arrangements that require the Company to provide any additional financial support to the VIEs and subsidiaries of VIEs. As the Company conducts its business primarily based on the licenses and approvals held by its VIEs and subsidiaries of VIEs, the Company may provide additional financial support on a discretionary basis in the future.

In addition to the above variable interest entities the Company consolidated through contractual arrangements, the Company also established a number of asset-backed securitization vehicles to issue debt securities to third party investors. The vehicles are considered variable interest entities in accordance with ASC 810 and the Company are considered primary beneficiary of such variable interest entities. Accordingly, the Company consolidated these asset-backed securitization vehicles.